Borrowings (Details Narrative) $ in Millions		3 Months Ended			12 Months Ended
	Aug. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Sep. 13, 2023 USD ($)
Interest expense		$ 13,229			$ 16,185
Underwriting fees	$ 300,000
Promissory Notes [Member] | Third Parties [Member]
Outstanding balance	5,700,000	8,900,000			8,900,000
Underwriting fees	3,200,000
Promissory Notes [Member] | Related Party [Member]
Outstanding balance	$ 603,623	603,623			603,623					$ 325,000
Borrowings [Member]
Interest expense		928,763		$ 1,311,363	8,515,214		$ 8,002,552
Borrowings [Member] | Seamless Group Inc [Member]
Interest expense							4,655,070		$ 4,591,803
Alexander Kong [Member]
Loan		$ 1,600,000	$ 12.3		$ 1,600,000	$ 12.3
Interest rate		12.00%			12.00%
Loans		$ 7,900,000			$ 7,900,000		$ 8,700,000
Alexander Kong [Member] | Seamless Group Inc [Member]
Interest rate							12.00%
Loans							$ 8,700,000		$ 9,300,000
Ronnie Hui [Member]
Loan		$ 500,000	$ 3.6		$ 500,000	$ 3.6
Interest rate		12.00%			12.00%
Ronnie Hui [Member] | Seamless Group Inc [Member]
Loan							$ 600,000	$ 3.6
Interest rate							12.00%